[ON CHAPMAN AND CUTLER LLP LETTERHEAD]

November 30, 2010

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:                          Nuveen Managed Accounts Portfolios Trust (the “Registrant”)

                         File No. 333-140967

Ladies and Gentlemen:

On behalf of the Registrant, in accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the “Securities Act”), this letter serves to certify that the most recent amendment to the Registration Statement on Form N-1A (the “Registration Statement”) of the Registrant and its series, the International Income Managed Accounts Portfolio and Enhanced Multi-Strategy Income Managed Accounts Portfolio, does not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act. Post-Effective Amendment No. 9, which was the most recent amendment to the Registration Statement, was filed electronically with the Securities and Exchange Commission on November 29, 2010.

If you have any questions or comments, please telephone the undersigned at (312) 845-3484.

Very truly yours,

CHAPMAN AND CUTLER LLP

By: /s/ Morrison C. Warren

Morrison C. Warren